Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Provision For Income Taxes Differs From The Federal Statutory Rate

Income tax expense and the effective tax rate were as follows:

	Successor	Predecessor
	For the Three	For the Three
	Months Ended	Months Ended
	March 31,	March 31,
(in thousands)	2023	2022

Income tax benefit	$1,047,051	$-

Effective tax rate	22.81%	0.00%

The provision for income taxes differs from the Federal statutory rate as follows:

	Successor	Predecessor
	For the period	For the period
	December 13 through	January 1 through	For the year ended
	December 31, 2022	December 12, 2022	December 31, 2021

Federal statutory rate	21.0%	21.0%	21.0%
State tax rate, net of federal benefit	3.6%	3.6%	3.7%
Permanent items	(1.9%)	(5.4%)	(0.9%)
Nondeductible basis difference	0.0%	0.0%	0.1%
Effect of change in state rate	0.0%	(0.1%)	3.9%
Prior period adjustments and other	0.0%	(0.1%)	0.0%
Change in valuation allowance	68.1%	(19.0%)	(27.8%)
Effective income tax rate	90.8%	(0.0%)	0.0%

Schedule of Provision For Income Taxes

The provision for income taxes consists of the following (benefits) provisions:

	Successor	Predecessor
	For the period	For the period
	December 13 through	January 1 through	For the year ended
	December 31, 2022	December 12, 2022	December 31, 2021

Deferred tax benefit:
Federal	$(151,625)	$(2,191,344)	$(1,480,472)
State	(34,844)	(482,283)	(763,612)
	(186,469)	(2,673,627)	(2,244,084)
Change in valuation allowance	(558,581)	2,673,627	2,244,084
Provision for income taxes	$(745,050)	$-	$-

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following:

	Successor	Predecessor
	December 31, 2022	December 12, 2022	December 31, 2021

Net operating loss carryforwards	$6,671,907	$6,639,882	$4,930,055
Stock-based compensation expense	2,936,945	4,084,595	3,220,799
Capitalized research and development costs	2,421,390	2,362,939	2,199,126
Capitalized start-up costs	1,121,802	565,530	620,016
Capitalized licensing costs	687,926	689,820	735,485
Derivative liabilities	-	-	6,388
Capitalized patents	288,123	273,682	235,065
Warrants	133,203	238,768	239,307
Accrued payroll	71,830	-	-
Contributions carryforward	2,833	2,833	2,840
Lease liabilities	26,794	-	-
Deferred rent	-	-	4,176
Deferred tax assets	14,362,753	14,858,049	12,193,257
Valuation allowance	-	(14,853,648)	(12,180,021)
Deferred tax assets	14,362,753	4,401	13,236

Deferred debt discount	-	-	(6,388)
Right-of-use asset	(24,236)	-	-
In-process research and development	(24,658,231)	-	-
Fixed assets	(4,270)	(4,401)	(6,848)
Deferred tax liabilities	(24,686,737)	(4,401)	(13,236)

Deferred tax assets, net	$(10,323,984)	$-	$-